Net Income (Loss) Per Share (Tables)	6 Months Ended	12 Months Ended
	Mar. 31, 2025	Sep. 30, 2024
Earnings Per Share [Abstract]
Schedule of Earnings Per Share Basic and Diluted

	Three months ended March 31,
	2025		2024
	Class A	Class B	Class A	Class B
Basic net loss per share:
Numerator:
Allocation of net loss	$(2,177)	$(114)	$(1,612)	$(141)
Deemed dividend from warrant price adjustment	—	—	(608)	(53)
Net loss available to common stockholders	(2,177)	(114)	(2,220)	(194)
Denominator:
Weighted-average shares outstanding	38,228,919	2,004,901	25,791,094	2,254,901
Basic net loss per share	$(0.06)	$(0.06)	$(0.09)	$(0.09)

Diluted net loss per share:
Numerator:
Allocation of net loss	$(2,177)	$(114)	$(2,220)	$(194)
Change in fair value of PIPE make-whole liability	—	—	(3,068)	(268)
Change in fair value of liability-classified warrants	—	—	(483)	(42)
Reallocation of net loss as a result of conversion of Class B to Class A Common Stock	(114)	—	(504)	—
Reallocation of net loss	—	—	—	19
Allocation of net loss	$(2,291)	(114)	(6,275)	(485)

Denominator:
Number of shares used in basic earnings per share calculation	38,228,919	2,004,901	25,791,094	2,254,901
Shares issuable in satisfaction of PIPE make-whole liability	—	—	1,052,030	—
Shares issuable under liability-classified warrants	—	—	101,228	—
Conversion of Class B to Class A Common Stock	2,004,901	—	2,254,901	—
Number of shares used in per share computation	40,233,820	2,004,901	29,199,253	2,254,901
Diluted net loss per share	$(0.06)	$(0.06)	$(0.21)	$(0.21)

MOBIX LABS, INC.

NOTES TO CONDENSED CONSOLIDATED FINANCIAL STATEMENTS (continued)

(unaudited, in thousands, except share and per share amounts)

	Six months ended March 31,
	2025		2024
	Class A	Class B	Class A	Class B
Basic net loss per share:
Numerator:
Allocation of net loss	$(20,974)	$(1,156)	$(742)	$(76)
Deemed dividend from warrant price adjustment	—	—	(600)	(61)
Net loss available to common stockholders	(20,974)	(1,156)	(1,342)	(137)
Denominator:
Weighted-average shares outstanding	37,266,452	2,053,665	22,004,134	2,254,901
Basic net loss per share	$(0.56)	$(0.56)	$(0.06)	$(0.06)

Diluted net loss per share:
Numerator:
Allocation of net loss	$(20,974)	$(1,156)	$(1,342)	$(137)
Change in fair value of PIPE make-whole liability	—	—	(392)	(40)
Change in fair value of liability-classified warrants	—	—	(476)	(49)
Reallocation of net loss as a result of conversion of Class B to Class A Common Stock	(1,156)	—	(226)	—
Reallocation of net loss	—	—	—	6
Allocation of net loss	$(22,130)	(1,156)	(2,436)	(220)

Denominator:
Number of shares used in basic earnings per share calculation	37,266,452	2,053,665	22,004,134	2,254,901
Shares issuable in satisfaction of PIPE make-whole liability	—	—	580,628	—
Shares issuable under liability-classified warrants	—	—	74,906	—
Conversion of Class B to Class A Common Stock	2,053,665	—	2,254,901	—
Number of shares used in per share computation	39,320,117	2,053,665	24,914,569	2,254,901
Diluted net loss per share	$(0.56)	$(0.56)	$(0.10)	$(0.10)

	Year ended September 30,
	2024		2023
	Class A	Class B	Common Stock
Basic net loss per share of Class A and Class B Common Stock:
Numerator:
Allocation of net loss	$(18,452)	$(1,582)	$(39,621)
Deemed dividend from warrant price adjustment	(609)	(52)	-
Net loss available to common stockholders	$(19,061)	$(1,634)	$(39,621)
Denominator:
Weighted-average shares outstanding	26,175,279	2,244,314	14,612,600
Basic net loss per share of Class A and Class B Common Stock	$(0.73)	$(0.73)	$(2.71)

Diluted net loss per share of Class A and Class B Common Stock:
Numerator:
Net loss available to common stockholders	$(19,061)	$(1,634)	$(39,621)
Change in fair value of PIPE make-whole liability	(764)	(66)	-
Change in fair value of liability-classified warrants	(634)	(54)	-
Reallocation of net loss as a result of conversion of Class B to Class A Common Stock	(1,754)	-	-
Reallocation of net loss	-	63	-
Allocation of net loss	$(22,213)	$(1,691)	$(39,621)

Denominator:
Number of shares used in basic earnings per share calculation	26,175,279	2,244,314	14,612,600
Shares issuable in satisfaction of PIPE make-whole liability	727,223	-	-
Shares issuable under liability-classified warrants	336,205	-	-
Conversion of Class B to Class A Common Stock	2,244,314	-	-
Number of shares used in per share computation	29,483,021	2,244,314	14,612,600
Diluted net loss per share of Class A and Class B Common Stock	$(0.75)	$(0.75)	$(2.71)

Schedule of Antidilutive Shares

The potential shares of Class A Common Stock that were excluded from the computation of diluted net income (loss) per share attributable to stockholders for the periods presented because including them would have an antidilutive effect were as follows:

	Six months ended March 31,
	2025	2024
Public Warrants and Private Warrants	9,000,000	9,000,000
PIPE Common Warrants	5,755,396	—
Other common stock warrants	763,384	—
Earnout shares	3,500,000	3,500,000
Shares issuable under RaGE Earn-out	642,809	—
RSUs	6,228,235	4,078,559
Stock options	2,624,804	4,522,529
	28,514,628	21,101,088

	Year ended September 30,
	2024	2023

Public Warrants and Private Warrants	9,000,000	-
PIPE Common Warrants and Placement Agent Warrants	5,956,835	-
Earnout Shares	3,500,000	-
Shares issuable under Rage Earnout	1,285,618	-
RSUs	4,463,253	209,494
Stock options	2,740,846	5,905,684
Convertible preferred stock (on an as-converted basis)	-	2,254,901
Common stock warrants	1,561,945	700,388
	28,508,497	9,070,467